Condensed Interim Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Income Statement [Abstract]
Revenue:	$ 2,738,303	$ 1,793,071
Cost of sales:	1,240,602	836,674
Gross profit	1,497,701	956,397
Operating expenses:
Amortization of operating lease right-of-use assets		6,781
Depreciation and amortization (Notes 4 & 5)	45,360	108,052
Director’s fees (Note 11)	3,495	2,003
General and administrative	160,646	196,510
Loss on disposal of equipment		1,927
Salaries, wages, consultants and benefits (Note 11)	117,171	51,397
Selling and marketing (Note 11)	320,264	327,522
Stock-based compensation (Note 8 & 11)	43,868	68,249
Software technology development (Note 7)	850,885	889,440
Total operating expenses	1,541,689	1,651,881
Loss before other income (expense) and income taxes	(43,988)	(695,484)
Other income (expense):
Foreign exchange gain (loss)	33,197	(24,105)
Interest and other income	474	6
Net loss before income taxes	(10,317)	(719,583)
Income tax (recovery) expense	(70,459)
Net income (loss) and comprehensive income (loss)	$ 60,142	$ (719,583)
Basic income (loss) per common share	$ 0.00	$ (0.01)
Diluted income (loss) per common share	$ 0.00	$ (0.01)
Weighted average common shares outstanding, basic	131,304,499	131,304,499
Weighted average common shares outstanding, diluted	131,304,499	131,304,499